Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE TABLE

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, and 2023, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(4)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Operating Income ($)(3)
2023	7,463,878	1,024,738	2,537,102	(2,078,375)	87.26	137.88	(637,324,000)	337,796,000
2022	7,527,985	(5,584,118)	2,613,905	(118,708)	113.64	142.26	(3,627,535,000)	482,616,000
2021	8,695,925	20,352,010	3,192,227	4,960,520	204.19	184.53	4,254,257,000	500,336,000
2020	7,992,423	21,276,674	2,825,690	4,664,567	157.54	133.01	3,814,229,000	421,326,000

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote [Text Block]
(1)	Amounts represent compensation actually paid to our principal executive officer (PEO) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
Year	PEO	Non-PEO NEOs
2022 and 2023	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Simon May
2021	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Michael Crowley
2020	Norman Schwartz	Ilan Daskal, Andrew J. Last, Dara Grantham Wright, and Annette Tumolo

Peer Group Issuers, Footnote [Text Block]
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Life Sciences Tools & Services Index (the “Peer Group”).

PEO Total Compensation Amount	$ 7,463,878	$ 7,527,985	$ 8,695,925	$ 7,992,423
PEO Actually Paid Compensation Amount	$ 1,024,738	(5,584,118)	20,352,010	21,276,674
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,979,219)	(1,552,521)	(5,550,383)	(2,000,631)	(5,398,348)	(1,687,287)	(6,211,537)	(1,941,128)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (4)	5,691,891	1,765,647	5,094,228	1,844,815	5,446,607	1,702,143	3,881,138	889,401
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (4)	9,578,945	1,398,865	6,564,463	1,347,518	(8,025,455)	(1,985,413)	(3,585,660)	(815,912)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (4)	2,992,634	226,886	5,547,777	576,591	(5,134,907)	(762,056)	(523,081)	(59,821)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	0	0	0	(2,688,017)
TOTAL ADJUSTMENTS (4)	13,284,251	1,838,877	11,656,085	1,768,293	(13,112,103)	(2,732,613)	(6,439,140)	(4,615,477)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life calculated by taking the difference between the expected life as of the grant date and the time since the grant date and dividing the result by the stock-to-strike ratio as of the revaluation date. Volatility and risk-free interest rates are determined as of the revaluation date based on the expected life period. The expected dividend rate used is 0%. For PSU awards, the probability of achievement of the applicable performance objective as of December 31, 2023 was below the threshold attainment level. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.
(4)	Compensation Actually Paid for the years prior to 2023 has been revised to reflect a change in the methodology for the calculation of the fair values of option awards consistent with SEC guidance. In addition, the Compensation Actually Paid to our Principal Executive Officer for 2022 has been revised to correct a mathematical error in the number of stock awards.

Non-PEO NEO Average Total Compensation Amount	$ 2,537,102	2,613,905	3,192,227	2,825,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,078,375)	(118,708)	4,960,520	4,664,567
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(4,979,219)	(1,552,521)	(5,550,383)	(2,000,631)	(5,398,348)	(1,687,287)	(6,211,537)	(1,941,128)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End (4)	5,691,891	1,765,647	5,094,228	1,844,815	5,446,607	1,702,143	3,881,138	889,401
Increase/deduction for Awards Granted during Prior FYs that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End (4)	9,578,945	1,398,865	6,564,463	1,347,518	(8,025,455)	(1,985,413)	(3,585,660)	(815,912)
Increase/deduction for Awards Granted during Prior FYs that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date (4)	2,992,634	226,886	5,547,777	576,591	(5,134,907)	(762,056)	(523,081)	(59,821)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	0	0	0	0	0	0	0	(2,688,017)
TOTAL ADJUSTMENTS (4)	13,284,251	1,838,877	11,656,085	1,768,293	(13,112,103)	(2,732,613)	(6,439,140)	(4,615,477)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for PSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and an expected life calculated by taking the difference between the expected life as of the grant date and the time since the grant date and dividing the result by the stock-to-strike ratio as of the revaluation date. Volatility and risk-free interest rates are determined as of the revaluation date based on the expected life period. The expected dividend rate used is 0%. For PSU awards, the probability of achievement of the applicable performance objective as of December 31, 2023 was below the threshold attainment level. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.
(4)	Compensation Actually Paid for the years prior to 2023 has been revised to reflect a change in the methodology for the calculation of the fair values of option awards consistent with SEC guidance. In addition, the Compensation Actually Paid to our Principal Executive Officer for 2022 has been revised to correct a mathematical error in the number of stock awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Operating Income
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

•	Operating Income;
•	Sales; and
•	Adjusted EBITDA Margin.

For additional details regarding our most important financial performance measures, please see the sections titled “Incentive Bonus Plan, or IBP (Cash-Based Incentive Program)” and “Equity Compensation” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 87.26	113.64	204.19	157.54
Peer Group Total Shareholder Return Amount	137.88	142.26	184.53	133.01
Net Income (Loss) Attributable to Parent	$ (637,324,000)	$ (3,627,535,000)	$ 4,254,257,000	$ 3,814,229,000
Company Selected Measure Amount	337,796,000	482,616,000	500,336,000	421,326,000
PEO Name	Norman Schwartz	Norman Schwartz	Norman Schwartz	Norman Schwartz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Non-GAAP Measure Description [Text Block]
(3)	Operating Income is a GAAP measure. We selected operating income as the Company Selected Measure because, among other things, operating income is a significantly weighted measure under our cash based-incentive bonus plan.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin
Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,211,537)	$ (5,398,348)	$ (5,550,383)	$ (4,979,219)
Deduction For Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,941,128)	(1,687,287)	(2,000,631)	(1,552,521)
Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End 4 [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,881,138	5,446,607	5,094,228	5,691,891
Increase Based On Asc 718 Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End 4 [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	889,401	1,702,143	1,844,815	1,765,647
Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In Asc 718 Fair Value From Prior F Y End To Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,585,660)	(8,025,455)	6,564,463	9,578,945
Increase Deduction For Awards Granted During Prior Fys That Were Outstanding And Unvested As Of Applicable F Y End Determined Based On Change In Asc 718 Fair Value From Prior F Y End To Applicable F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(815,912)	(1,985,413)	1,347,518	1,398,865
Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Asc 718 Fair Value From Prior F Y End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(523,081)	(5,134,907)	5,547,777	2,992,634
Increase Deduction For Awards Granted During Prior Fys That Vested During Applicable F Y Determined Based On Change In Asc 718 Fair Value From Prior F Y End To Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,821)	(762,056)	576,591	226,886
Deduction Of Asc 718 Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0	0
Deduction Of Asc 718 Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,688,017)	0	0	0
Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,439,140)	(13,112,103)	11,656,085	13,284,251
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,615,477)	$ (2,732,613)	$ 1,768,293	$ 1,838,877